Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail)	12 Months Ended
Dec. 31, 2021 Aircraft
Statement [Line Items]
Factor	5.5805
Useful Life [Member]
Statement [Line Items]
Sensitivity	5.00%
Useful Life [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Sensitivity	5.00%
Useful Life [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Sensitivity	5.00%
Discount rate [Member]
Statement [Line Items]
Factor	10.70%
Sensitivity	1.00%
Discount rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Factor	10.70%
Sensitivity	1.00%
Discount rate [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Factor	10.70%
Sensitivity	1.00%
Foreign exchange rate [Member]
Statement [Line Items]
Factor	5.5805
Sensitivity	10.00%
Foreign exchange rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Factor	5.5805
Sensitivity	10.00%
Foreign exchange rate [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Factor	5.5805
Sensitivity	10.00%
Platform [Member]
Statement [Line Items]
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause impairment losses of US$ 10
Platform [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 107 to US$ 27
Platform [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Assumption	Estimated aircraft deliveries during the useful life of platform up to 2041 and keeping current market share
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 260 to US$ 231
Increase In One Pp [Member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause impairment losses of US$ 114
Increase In One Pp [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 107 to US$ 39
Increase In One Pp [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 260 to US$ 240
Reduction In Foreign Exchange Rate [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 179
Reduction In Foreign Exchange Rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 107 to US$ 59
Reduction In Foreign Exchange Rate [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 260 to US$ 241